Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Year 2019		$ 77,309
Year 2020	$ 32,280	$ 45,651
Year 2021	19,695
Year 2022